Financial assets and liabilities, Other Financing (Details) € in Thousands, $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
		Sep. 19, 2018 USD ($)	May 17, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)
Other Financing [Abstract]
Short-term						$ 223,362	$ 502,361
Long-term						392,063	396,257
Short-term interest payable						6,801	2,213
Long-term interest payable						0	0
Debt amount						615,425	898,618
Payment on debt						397,458	172,592	$ 173,439
First 4 Quarters [Member]
Other Financing [Abstract]
Long-term						0	115,683
Second 4 Quarters [Member]
Other Financing [Abstract]
Long-term						99,363	65,390
Third 4 Quarters [Member]
Other Financing [Abstract]
Long-term						95,243	61,711
Last 2 Quarters [Member]
Other Financing [Abstract]
Long-term						72,985	48,538
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	[1]					8,191	17,218
Long-term	[1]					18,579	21,246
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 40,900
Interest rate						12.00%			12.00%	12.00%
Maturity date						November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 28,000
Interest rate												12.90%
Maturity date						October 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term						$ 23,342	19,559
Long-term						52,036	55,930
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 45,800
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 34,600
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 25,500
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 21,600
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 8,400
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount											$ 20,000
Variable rate basis						28-day EIIR
Basis points											5.50%
Maturity date						November 2023
INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	[2]					$ 1,566	1,566
Long-term	[2]					2,610	4,175
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 15,700
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Maturity date						August 2021
INPIASA, S.A. de C.V. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Variable rate basis						28-day TIIE
Basis points						4.50%			4.50%	4.50%
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term	[2]					$ 1,304	1,423
Long-term	[2]					0	1,304
Banco del Bajio, S.A. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 8,500
Variable rate basis						28-day TIIE
Basis points						2.50%			2.50%	2.50%
Maturity date						November 2019
HSBC, S.A. [Member]
Other Financing [Abstract]
Short-term	[2]					$ 1,629	1,629
Long-term	[2]					2,173	3,802
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,770
Variable rate basis						28-day TIIE
Basis points						3.00%			3.00%	3.00%
Maturity date						April 2021
Banco del Bajio, S.A. Intemza [Member]
Other Financing [Abstract]
Short-term	[2]					$ 1,264	1,264
Long-term	[2]					842	2,106
Banco del Bajio, S.A. Intemza [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 9,360
Variable rate basis						28-day TIIE
Basis points						2.50%			2.50%	2.50%
Maturity date						August 2020
CI Banco S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term						$ 0	15,000
Long-term						0	0
CI Banco S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 40,000
Variable rate basis						28-day TIIE
Basis points						1.50%			1.50%	1.50%
Maturity date						November 2018
DVB Bank America, NV [Member]
Other Financing [Abstract]
Short-term	[3]					$ 0	282,677
Long-term	[3]					0	0
DVB Bank America, NV [Member] | Line of Credit - 1 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount						$ 485,200			$ 25,000
Interest rate						7.42%			7.42%	7.42%
Maturity date						May 2017
Payment on debt			$ 25,000
DVB Bank America, NV [Member] | Line of Credit - 2 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount									$ 27,500
Interest rate						7.78%			7.78%	7.78%
Maturity date						June 2017
Payment on debt		$ 27,500
DVB Bank America, NV [Member] | Restructured Line of Credit [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount									$ 16,000
Variable rate basis						Libor rate at 90 days
Basis points						3.25%			3.25%	3.25%
Maturity date						June 2018
ACT Maritime, LLC [Member]
Other Financing [Abstract]
Short-term	[3]					$ 15,330	0
Long-term	[3]					$ 81,452	0
ACT Maritime, LLC [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount													$ 5,520
Variable rate basis						Libor rate at 90 days
Basis points													7.50%
Maturity date						September 2023
Term of debt						5 years
DEG-Deutsche Investitions - UND [Member]
Other Financing [Abstract]
Short-term	[4]					$ 35,382	23,682
Long-term	[4]					$ 0	29,603
DEG-Deutsche Investitions - UND [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 8,500
Interest rate						8.01%			8.01%	8.01%
Maturity date						July 2014
Grace period						2 years
DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount						$ 80,900			$ 4,100
Maturity date						December 2019
DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | First 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis						Libor rate at 90 days
Basis points						5.50%			5.50%	5.50%
DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Second 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis						Libor rate at 90 days
Basis points						6.50%			6.50%	6.50%
DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Third 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis						Libor rate at 90 days
Basis points						7.50%			7.50%	7.50%
DEG-Deutsche Investitions - UND [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Last 2 Quarters [Member]
Other Financing [Abstract]
Variable rate basis						Libor rate at 90 days
Basis points						9.00%			9.00%	9.00%
Other [Member]
Other Financing [Abstract]
Short-term	[5]					$ 88,455	98,677
Long-term	[5]					$ 0	0
Other [Member] | Unsecured Loan - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 3,000
Interest rate						11.25%			11.25%	11.25%
Maturity date						July 2017
Other [Member] | Unsecured Loan - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 3,000
Interest rate						11.25%			11.25%	11.25%
Maturity date						July 2017
Other [Member] | Unsecured Loans [Member]
Other Financing [Abstract]
Payment on debt				$ 1,000
Other [Member] | Unsecured Loans [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 5,000
Interest rate						11.25%			11.25%	11.25%
Maturity date						July 2018
Other [Member] | Unsecured Loans [Member] | Fixed Rate [Member] | Subsequent Events [Member]
Other Financing [Abstract]
Payment on debt					$ 500
Other [Member] | Unsecured Loans Rescheduled [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 4,500
Interest rate														11.25%
Maturity date						July 2019
FTAI Subsea 88 Ltd [Member]
Other Financing [Abstract]
Short-term						$ 14,755	10,954
Long-term						$ 157,986	171,479
FTAI Subsea 88 Ltd [Member] | Financial Lease [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 10,800
Interest rate						15.92%			15.92%	15.92%
Maturity date						November 2023
B V Scheepswerf Damen Gorinchem [Member]
Other Financing [Abstract]
Short-term						$ 25,343	26,499
Long-term						76,385	106,612
B V Scheepswerf Damen Gorinchem [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 159,200				€ 7,580
Interest rate						7.00%			7.00%	7.00%
Maturity date						November 2022
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term						$ 44,097	59,872
Long-term						76,240	88,563
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term						153,922	415,990
Long-term						239,438	201,082
Payable in Euros [Member]
Other Financing [Abstract]
Short-term						25,343	26,499
Long-term						$ 76,385	$ 106,612

[1]	On October 11, 2018 Company concluded a new restructuring process of the payment schedule due in October 2021.
[2]	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Deposito Moderno, S.A. de C.V. (ADEMSA), related party.
[3]	The total line was prepaid in the original amount of $25 million dollars on May 17, 2018. The Company was awarded an extension of the due date of the second line, which originally amounted to $27.5 million dollars up to September 19, 2018, date on which the line with DVB Bank America, NV was entirely paid. This payment was made with the proceeds of a new line of credit with ACT Maritime, LLC. (Subsidiary of Alterna Capital Partners, LLC.) in the amount of $5.25 million dollars at a 5 year term.
[4]	The Company formally completed the restructuring of the payment schedule and the new due date will be on December 15, 2019. The Company started negotiations with the Bank to extend the due date of the credit and improve its amortization profile.
[5]	On July 19, 2018, both loans were re-contracted, extending the term to July 19, 2019. On the date of authorization of issuance of these consolidated financial statements, the Company is up to date with its obligations.